SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 011	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting — The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties — The DC Master Trust and the Plan invest in various investment securities. Investment securities are exposed to various risks, such as interest rate, credit, U.S. and foreign government, and overall market volatility risks. Market risks include global events that could impact the values of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities may occur in the near term, and those changes could materially affect the amounts reported in the financial statements.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition — The Plan’s investments are stated at fair value as determined by the Trustee pursuant to the DC Master Trust Agreement, as directed and overseen by the Investment Committee. The Plan’s investments, including the underlying investments held in the DC Master Trust, are valued as follows:
Investments in common stock are valued at the last reported sales price of the stock on the last business day of the Plan year. The shares of registered investment company funds are valued at quoted market prices, which represent the net asset values of shares held by the Plan at year end. Investments in units of the stable value collective trusts are valued at the respective net asset values as reported by such underlying trusts. Investments in fixed income securities are valued using pricing models maximizing the use of observable inputs for similar securities, which includes values based on yields currently available on comparable securities of issuers with similar credit ratings. Investments in collective trust funds are valued based on the redemption prices of units owned by the Plan, which are based on the current fair values of the funds’ underlying assets. Fair values for securities are based on information in financial publications of general circulation, statistical and valuation services, records of security exchanges, appraisals by qualified persons, transactions and bona fide offers in assets of the type in question, and other information customarily used in the valuation of assets, or, if market values are not available, at their fair values as provided to the Trustee by the party with authority to trade in such securities (investment managers, the Investment Committee, or, in the case of participant-directed brokerage accounts, the participant’s broker, as applicable).
Synthetic guaranteed investment contracts (“SICs”) held by the Plan through the Stable Value Fund of the DC Master Trust are recorded at contract value. The SICs are considered to be fully benefit-responsive, and their carrying values are therefore presented as contract values in the statements of net assets available for benefits. The SICs' contract values are equal to principal balances plus accrued interest plus deposits and less withdrawals.
All securities and money market funds are quoted in the local currency and then converted into U.S. dollars using the appropriate exchange rate obtained by the Trustee, if necessary. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Broker commissions, transfer taxes, and other charges and expenses incurred in connection with the purchase, sale, or other disposition of securities or other investments are added to the cost of such securities or other investments, or deducted from the proceeds of the sale or other disposition thereof, as appropriate. Taxes, if any, on the assets of the funds, or on any gain or loss resulting from the sale or other disposition of such assets, or on the earnings of the funds, are apportioned among the participants whose interests in the Plan are affected.
The DC Master Trust allocates investment income, realized gains and losses, and unrealized appreciation and depreciation on the underlying securities to the participating plans daily based upon the fair value of each plan’s investment. The unrealized appreciation or depreciation amount is the aggregate difference between the current fair value and the cost of investments. The realized gain or loss on investments is the difference between the proceeds received upon sale and the average cost of investments sold.

Notes Receivable from Participants
Notes Receivable from Participants — Notes receivable from participants are measured at their unpaid principal balances plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions based upon the terms of the Plan document.

Expenses	Expenses — Administrative expenses of the Plan may be paid by the Plan, the DC Master Trust, or the Plan’s sponsor as provided in the Plan document.
Payment of Benefits	Payment of Benefits — Benefit payments to participants are recorded upon distribution.